CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Acquisition, Narrative (Details) $ in Millions	Jun. 21, 2012 item shares	Jun. 21, 2012 shares	Nov. 08, 2010 USD ($)	Oct. 16, 2010 USD ($) shares	Nov. 08, 2011 USD ($)
Common Stock
Business Acquisition [Line Items]
Number of shares issued				1,491,091
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned | $					$ 9.8
Repurchase of ordinary shares from iTV shareholder (in shares)		1,491,091
UiTV
Business Acquisition [Line Items]
Percentage of shares acquired				75.00%
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		49.00%
Number of Board seats held before the repurchase | item	3
Number of Board seats held | item	2
Number of total Board seats | item	5
UiTV | Common Stock
Business Acquisition [Line Items]
Number of shares purchased				5,100,000
Aggregate purchase price | $			$ 10.0	$ 10.0
Percentage of shares acquired				51.00%
Number of shares of acquiree transferred back	5,100,000
UiTV | Series A preferred stock
Business Acquisition [Line Items]
Number of shares purchased				9,600,000
Aggregate cash consideration | $			$ 20.0	$ 20.0